Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	As of June 30, 2024, and 2023, property, plant and equipment, net consisted of the following:
	As of June 30,
	2024	2023
	$	$
Buildings	7,185,353	7,159,632
Leasehold improvements	3,253,163	3,277,579
Plant and machinery	13,533,299	15,780,713
Motor vehicles	390,841	528,093
Office equipment	1,813,396	1,800,073
Totals	26,176,052	28,546,090
Less: accumulated depreciation	(18,383,217)	(19,518,475)
Property, plant and equipment, net	7,792,835	9,027,615